Document and Entity Information	Jan. 12, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 12, 2023
Entity Registrant Name	SVF INVESTMENT CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39862
Entity Tax Identification Number	98-1561624
Entity Address, Address Line One	1 Circle Star Way
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	650
Local Phone Number	562-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001828478
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, andone-fifthof one redeemable warrant
Trading Symbol	SVFAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	SVFA
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	SVFAW
Security Exchange Name	NASDAQ